Inventories (Tables)	12 Months Ended
Dec. 31, 2022
Inventory Disclosure [Abstract]
Schedule of inventories
	December 31, 2021	December 31, 2022	December 31, 2022
	RMB	RMB	USD
Finished goods – holographic accessories	1,590,495	1,494,770	214,624
Finished goods – semiconductors	5,251,250	909,048	130,524
Total inventories	6,841,745	2,403,818	345,148